Cover	Oct. 14, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 14, 2026
Entity Registrant Name	Morgan Stanley
Entity Incorporation, State or Country Code	DE
Entity File Number	1-11758
Entity Tax Identification Number	36-3145972
Entity Address, Address Line One	1585 Broadway
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	212
Local Phone Number	761-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000895421
Common Stock, $0.01 par value
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	MS
Security Exchange Name	NYSE
Depositary Shares, each representing 1/1,000th interest in a share of Floating Rate Non-Cumulative Preferred Stock, Series A, $0.01 par value
Document Information [Line Items]
Title of 12(b) Security	Non-Cumulative Preferred Stock, Series A, $0.01 par value
Trading Symbol	MS/PA
Security Exchange Name	NYSE
Depositary Shares, each representing 1/1,000th interest in a share of Fixed-to-Floating Rate Non-Cumulative Preferred Stock, Series E, $0.01 par value
Document Information [Line Items]
Title of 12(b) Security	Non-Cumulative Preferred Stock, Series E, $0.01 par value
Trading Symbol	MS/PE
Security Exchange Name	NYSE
Depositary Shares, each representing 1/1,000th interest in a share of Fixed-to-Floating Rate Non-Cumulative Preferred Stock, Series F, $0.01 par value
Document Information [Line Items]
Title of 12(b) Security	Non-Cumulative Preferred Stock, Series F, $0.01 par value
Trading Symbol	MS/PF
Security Exchange Name	NYSE
Depositary Shares, each representing 1/1,000th interest in a share of Fixed-to-Floating Rate Non-Cumulative Preferred Stock, Series I, $0.01 par value
Document Information [Line Items]
Title of 12(b) Security	Non-Cumulative Preferred Stock, Series I, $0.01 par value
Trading Symbol	MS/PI
Security Exchange Name	NYSE
Depositary Shares, each representing 1/1,000th interest in a share of Fixed-to-Floating Rate Non-Cumulative Preferred Stock, Series K, $0.01 par value
Document Information [Line Items]
Title of 12(b) Security	Non-Cumulative Preferred Stock, Series K, $0.01 par value
Trading Symbol	MS/PK
Security Exchange Name	NYSE
Depositary Shares, each representing 1/1,000th interest in a share of 4.875% Non-Cumulative Preferred Stock, Series L, $0.01 par value
Document Information [Line Items]
Title of 12(b) Security	Non-Cumulative Preferred Stock, Series L, $0.01 par value
Trading Symbol	MS/PL
Security Exchange Name	NYSE
Depositary Shares, each representing 1/1,000th interest in a share of 4.250% Non-Cumulative Preferred Stock, Series O, $0.01 par value
Document Information [Line Items]
Title of 12(b) Security	Non-Cumulative Preferred Stock, Series O, $0.01 par value
Trading Symbol	MS/PO
Security Exchange Name	NYSE
Depositary Shares, each representing 1/1,000th interest in a share of 6.500% Non-Cumulative Preferred Stock, Series P, $0.01 par value
Document Information [Line Items]
Title of 12(b) Security	Non-Cumulative Preferred Stock, Series P, $0.01 par value
Trading Symbol	MS/PP
Security Exchange Name	NYSE
Global Medium-Term Notes, Series A, Floating Rate Notes Due 2029 of Morgan Stanley Finance LLC (and Registrant’s guarantee with respect thereto)
Document Information [Line Items]
Title of 12(b) Security	Global Medium-Term Notes, Series A, Floating Rate Notes Due 2029
Trading Symbol	MS/29
Security Exchange Name	NYSE
Series Q Preferred Stock
Document Information [Line Items]
Title of 12(b) Security	Non-Cumulative Preferred Stock, Series Q, $0.01 par value
Trading Symbol	MS/PQ
Security Exchange Name	NYSE